Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Securities Sold Under Agreements to Repurchase

NOTE 11—SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Information concerning securities sold under agreements to repurchase was as follows.

	2014	2013
Outstanding balance at year end	$21,613	$20,053
Average balance during the year	19,759	20,749
Average interest rate during the year	0.10%	0.10%
Maximum month-end balance during the year	$33,764	$24,257
Weighted average interest rate at year end	0.10%	0.10%

Securities underlying repurchase agreements had a fair value of $21,613 at December 31, 2014 and $20,053 at December 31, 2013.